PRIOR YEAR TAX REBATE	12 Months Ended
Dec. 31, 2020
Disclosure Of Prior Year Tax Rebate [Abstract]
PRIOR YEAR TAX REBATE [Text Block]

25. PRIOR YEAR TAX REBATE

During the second quarter of 2019, the Corporation filed for a tax rebate of $6,027, net of fees, related to prior years and was accepted by the tax authorities. The amount was included as a reduction of direct cost of revenue in the consolidated statements of comprehensive (loss) income. The related receivable and associated fees payable were recorded in accounts receivable and accounts payable and accrued liabilities in the consolidated statements of financial position, respectively. The Corporation received the tax rebate from the tax authorities in the first quarter of 2020.